Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies [Abstract]
Schedule of foreign currency translation and transactions

	December 31, 2018	December 31, 2017
Balance sheet items, except for equity accounts	6.8776	6.5074

	For the Years Ended December 31,
	2018	2017	2016
Items in the statements of operations and comprehensive (loss) income, and statements of cash flows	6.6163	6.7588	6.6441